Provisions - Provisions for assurance-type product warranty (Detail) - Warranty provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Other provisions at beginning of period	€ 238	€ 167
Additional provisions, other provisions	320	364
Provision used, other provisions	224	265
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions		(37)
Increase (decrease) through net exchange differences, other provisions	9	10
Other provisions at end of period	€ 344	€ 238